SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details)	Aug. 31, 2023 USD ($)
Rou Asset And Leases
2024	$ 84,880
2025	95,314
2026	75,035
2027	27,813
2028 and thereafter
Total	$ 283,042